SHARE OPTION PLANS (Details) - $ / shares	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Stock options [Member]
Outstanding, Beginning	11,300,000	14,750,000
Granted		300,000
Options forfeited/cancelled	(1,000,000)	(3,750,000)
Outstanding, Ending	10,300,000	11,300,000
Exercise Price Per Share, Oustanding, Granted		$ 0.20
Exercise Price Per Share, Oustanding, Options forfeited/cancelled	$ 0.20	0.20
Weighted-Average Exercise Price, Outstanding, Beginning	0.16	0.16
Weighted-Average Exercise Price, Outstanding, Ending	0.15	0.16
Stock Option [Member] | Minimum [Member]
Exercise Price Per Share, Outstanding, Beginning	0.15	0.15
Exercise Price Per Share, Outstanding, Ending	0.15	0.15
Stock Option [Member] | Maximum [Member]
Exercise Price Per Share, Outstanding, Beginning	0.20	0.20
Exercise Price Per Share, Outstanding, Ending	$ 0.20	$ 0.20